Note 12 - Subsequent Event (Details Textual) - Subsequent Event [Member]	1 Months Ended
Mar. 23, 2017 USD ($) shares
Stock Issued During Period, Shares, Warrants Exercised | shares	983,334
Proceeds from Warrant Exercises | $	$ 49,167